COMMON SHARES (Details Narrative 4) - USD ($)															2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 15, 2016	Aug. 16, 2016	Aug. 07, 2016	Jul. 26, 2016	Jun. 13, 2016	May 18, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 01, 2016	Dec. 02, 2015	Oct. 26, 2015	Oct. 12, 2015	Jan. 09, 2014	Oct. 08, 2013	Jul. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jul. 07, 2016	Jan. 26, 2016
Offering amount																$ 145,000
Warrant exercise price						$ 0.058											$ 0.1400			$ 0.1400	$ 0.1400				$ 0.10
Warrant exercise term						1 year 6 months
Fair value of warrants																208,597
Issuance of shares for services (shares)			143,000				875,000	85,000	540,000	625,000	690,000	375,000	345,132	88,496			8,035,000
Issuance of shares for services			$ 11,440				$ 42,467	$ 5,685	$ 181,440							$ 136,000		$ 94,000	$ 641,000	$ 1,480,000	$ 1,574,000	$ 3,220,000	$ 758,000
Issuance of common stock for debt		$ 24,000
Issuance of common stock for debt (shares)		400,000
Consultant [Member]
Issuance of shares for services (shares)	500,000				1,000,000		1,000,000
Issuance of shares for services	$ 34,450				$ 72,733		$ 89,000
Consultant [Member]
Issuance of shares for services (shares)	500,000
Issuance of shares for services	$ 19,983
June Offering [Member]
Offering amount															$ 3,000,000
Number of shares subscribed per offering				18,266,668
Share price (per shares)				$ 0.075
Number of shares called by warrant				18,266,668
Warrant exercise price				$ 0.11											$ 0.011
Warrant exercise term															5 years
Number of days to register common stock															20 days
Aggregate gross proceeds from closings of offerings				$ 1,370,000
June Offering [Member] | Maxim Group LLC [Member]
Warrant exercise price				$ 0.0121																				$ 0.0825
Commision rate (percent)				4.40%
Issuance of warrants for services (shares)				928,000
Fair value of warrants																								$ 116,561
June Offering [Member] | Minimum [Member]
Minimum subsequent offerings															$ 1,000,000